Income Taxes (Details Narrative) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Gross operating loss carryforwards for U.S. federal income tax purposes	$ 41	$ 38
Expiry year for U.S. federal income tax purposes	2019
Operating loss carryforwards for state income tax purposes	$ 52	$ 49
Expiry year for state income tax purposes	2018